Financial Assets and Financial Liabilities (Details) - Schedule of Recurring Fair Value Measurements - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Current
Ateria share options		$ 221,620
Ateria contingent consideration receivable		1,612,414
Total financial assets		1,834,034
Level 2 [Member]
Current
Ateria share options		221,620
Ateria contingent consideration receivable
Total financial assets		221,620
Level 3 [Member]
Current
Ateria share options
Ateria contingent consideration receivable		1,612,414
Total financial assets		$ 1,612,414